Segmental analysis - Schedule of operating profit by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ 2,239	£ 1,492
Share of post-tax results of joint ventures and associates	51	41
Finance income	37	49
Finance costs	(755)	(499)
Profit before tax	1,572	1,083
UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,518	889
US
Disclosure of operating segments [line items]
Operating profit from continuing operations	721	603
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	493	541
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	522	281
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	146	50
Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	720	252
Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(26)	321
Operating segments | NGV and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	384	47
Before exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,756	1,303
Share of post-tax results of joint ventures and associates	70	58
Finance income	69	47
Finance costs	(801)	(522)
Profit before tax	1,094	886
Before exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	1,550	1,025
Before exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	206	278
Before exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	499	550
Before exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	531	281
Before exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	147	63
Before exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	193	126
Before exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(18)	122
Before exceptional items and remeasurements | Operating segments | NGV and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	404	161
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Operating profit from continuing operations	483	189
Share of post-tax results of joint ventures and associates	(19)	(17)
Finance income	(32)	2
Finance costs	46	23
Profit before tax	478	197
Exceptional items and remeasurements | UK
Disclosure of operating segments [line items]
Operating profit from continuing operations	(32)	(136)
Exceptional items and remeasurements | US
Disclosure of operating segments [line items]
Operating profit from continuing operations	515	325
Exceptional items and remeasurements | Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Operating profit from continuing operations	(6)	(9)
Exceptional items and remeasurements | Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Operating profit from continuing operations	(9)	0
Exceptional items and remeasurements | Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Operating profit from continuing operations	(1)	(13)
Exceptional items and remeasurements | Operating segments | New England
Disclosure of operating segments [line items]
Operating profit from continuing operations	527	126
Exceptional items and remeasurements | Operating segments | New York
Disclosure of operating segments [line items]
Operating profit from continuing operations	(8)	199
Exceptional items and remeasurements | Operating segments | NGV and Other
Disclosure of operating segments [line items]
Operating profit from continuing operations	£ (20)	£ (114)